Liabilities related to associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2021
Samarco
Liabilities related to associates and joint ventures
Summarized financial information of Samarco

	December 31, 2021	December 31, 2020
Current assets	561	87
Non-current assets	2,921	4,582
Total assets	3,482	4,669

Current liabilities	10,902	8,370
Non-current liabilities	7,040	6,385
Total liabilities	17,942	14,755
Negative reserves	(14,460)	(10,086)

Loss for the year ended	(3,208)	(1,160)

Dam failure of Samarco
Liabilities related to associates and joint ventures
Schedule of changes on the provisions related to the Fundo dam rupture and to the de-characterization of Germano dam

	2021	2020
Balance at January 1,	2,074	1,700
Additional provision	1,700	1,095
Disbursements	(392)	(394)
Present value valuation	(91)	64
Translation adjustment	(179)	(391)
Balance at December 31,	3,112	2,074

	December 31, 2021	December 31, 2020
Current liabilities	1,785	876
Non-current liabilities	1,327	1,198
Liabilities	3,112	2,074